UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended March 29, 2013


Institutional Investment Manager Filing this Report:


Bank of America, N.A.
100 North Tryon Street
Charlotte, NC  28255

Form 13F File Number:  028-10264

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Michael Didovic
Director
212-670-0546

Signature, Place, and Date of Signing:


/s/ Michael Didovic
___________________________
/s/ Michael Didovic
New York, NY
May 15, 2013

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------
028-00158               Bank of America Corporation
028-10477               Columbia Management Investment Advisers, LLC